UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

Engine No. 1 ETF Trust

On behalf of the following series:

Engine No. 1 Transform 500 ETF (Ticker: VOTE)

Engine No. 1 Transform Climate ETF (Ticker: NETZ)

(Exact name of registrant as specified in charter)

710 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices) (Zip Code)

Jennifer Grancio Fund Management at Engine No. 1 LLC 710 Sansome Street San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (628) 251-1222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ENGINE NO.1 | TRANSFORM ETFs

Engine No. 1 ETF Trust

Semi-Annual Report

April 30, 2022

Engine No. 1 LLP | 710 Sansome Street San Francisco CA 94111 | etf@engine1.com | etf.engine1.com

This report should be read in conjunction with the Trust's prospectus.

The views expressed in the Shareholder Letter are those of Fund Management at Engine No. 1 LLC ("Engine No. 1" or the "Adviser") as of April 30, 2022. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that Engine No. 1 believes to be reliable; however, Engine No. 1 does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit etf.engine1.com for the most current list of portfolio holdings.

The Engine No. 1 Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the "Underlying Index"), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of April 30, 2022, the Underlying Index is represented by securities of companies in sectors including, but not limited to, consumer, energy, financial services, healthcare, technology, and utilities. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. As of April 30, 2022, the Underlying Index is not concentrated in an industry or group of industries.

The Engine No. 1 Transform Climate ETF is an actively-managed exchange-traded fund whose investment objective is long-term growth of capital. The Fund seeks to invest in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. Target companies are primarily those that the Adviser believes are transitioning towards more sustainable business practices, products, or services, as well as companies that are providing enabling technologies to help others transition. Target companies are generally chosen from companies included in the Morningstar® US Market Extended TR USD IndexSM, which measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index, and does not incorporate ESG criteria.

Shareholder Letter (Unaudited)

Dear Shareholder,

When we founded Engine No. 1, we set out to support investors by using the capitalist system to create value and seek superior returns while directly addressing the world's biggest problems.

That may sound audacious, but we are impatient with the velocity of change. Over the past 18 months as a firm, we have pushed and inspired the asset management industry to move more quickly and purposefully. This started with our Exxon proxy campaign and continues with our deep engagement with many public companies, our assertive and transparent proxy voting, and the outperformance of our active strategies. We believe that investors must be able to access and use data on company governance that demonstrates how a company delivers for workers, customers, communities, and the environment. We can harness the power of investors to transform the economy and increase long-term value.

We believe that a company's material impacts should be accounted for just like other economic fundamentals and integrated into long-term business models. At Engine No. 1, we use the dollar cost of a company's impacts in our Total Value Framework. Unlike divestment and "ESG" funds that screen out certain companies or industries, we judge companies on how they maximize their positive impacts on society—not simply minimize their negative impacts. This enables us to view the universe of investment possibilities in an economic, non-ideological way. Seeing the world through a lens of performance plus impact allows us to drive meaningful change on the important issues of the day without sacrificing the performance that ultimately drives investment choices.

In Engine No. 1 Transform 500 ETF (Ticker: VOTE), by activating the power of shareholder voting, we believe that we can effect change on key issues that is accessible, impactful, and transparent. In 2021 those issues included strengthening the workforce, increasing transparency on corporate lobbying, and restoring the climate. We believe that we can transform the 500 largest US companies and impact millions of workers, sell trillions of dollars' worth of products and services, and drive societal and environmental change every day.

As of spring 2022, we're still dependent on fossil fuels to meet our immediate energy needs although we're moving steadily toward a decarbonized world. Similarly, while we are headed toward a more just and resilient economy, our markets still depend on distant workforces linked by fragile supply chains. It's an awkward and uncertain time, but one filled with promise and opportunity. Our work has only just begun.

We have been thrilled with investors' reception of our funds since we launched our ETF business with VOTE in June 2021. As of April 30, 2022, assets have grown to more than $314 million in net assets. The Fund has been added to custodial, broker-dealer, and fintech platforms and is being used by registered investment advisers, multifamily offices, and retail investors.

We introduced Engine No. 1 Transform Climate ETF (Ticker: NETZ) in February 2022 to invest in companies that have a clear strategy to create value on their path to net-zero carbon emissions. We are pleased with the impact and strong reception that NETZ has had in this short time. As of April 30, 2022, NETZ has $83.4 million in net assets.

On the following pages, you will find information related to your VOTE or NETZ investment. If you have any questions, please contact your financial advisor or Engine No. 1 directly. Additional information, including portfolio holdings and voting updates, is available on our website: etf.engine1.com.

Thank you for joining us. We look forward to continuing our work together.

Jennifer Grancio

Jennifer Grancio
Chief Executive Officer
Engine No. 1

Shareholder Letter (concluded) (Unaudited)

Important Information

©2022 Engine No. 1 LP. All rights reserved.

Before investing you should carefully consider the Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained from etf.engine1.com. Please read the prospectus carefully before you invest.

Engine No. 1 LLC and Fund Management at Engine No. 1 LLC are separately registered as investment advisers with the U.S. Securities and Exchange Commission (the "SEC"). Registration with the SEC or with any state securities authority does not imply a certain level of skill or training. Under no circumstances should any information in this document be used or considered as an offer to sell, or a solicitation of any offer to buy, an interest in any investment fund managed or advised by Engine No. 1 LLC, Fund Management at Engine No. 1 LLC, or their affiliates. Any such offer or solicitation will be made only by means of the offering materials relating to a particular fund. No information in this document should be construed or relied upon as investment, legal, accounting, tax or other professional advice or in connection with any offer or sale of securities.

The Engine No. 1 Transform 500 ETF (VOTE) is not actively managed, and Fund Management at Engine No. 1 LLC (the Adviser) generally does not attempt to take defensive positions under any market conditions, including declining markets. This Fund may be subject to tracking error, which is defined as the divergence of the Fund's performance from that of the underlying index. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. At any given time, the Fund can have exposure to derivative instruments. Please see the prospectus for a full list of Fund risks.

The Transform Climate ETF (NETZ) is actively managed and may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries in which each Fund invests. Investments in emerging market countries may be subject to greater risks than investments in developed countries. The Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected. Please see the prospectus for a full list of Fund risks.

A strategy or emphasis on environmental, social and governance factors ("ESG") may limit the investment opportunities available to a portfolio. Therefore, the portfolio may underperform or perform differently than other portfolios that do not have an ESG investment focus.

Please see the schedule of investments for a complete list of fund holdings.

The price and value of the investments referred to in this document and the income from such investments may fluctuate, and investors may realize losses on these investments, including a loss of principal. Investing involves risk, including the possible loss of principal. Past performance is not indicative or a guarantee of future performance. Certain information contained in this document has been obtained from third party sources and, although believed to be reliable, has not been independently verified and its accuracy or completeness cannot be guaranteed.

This document may contain forward-looking statements, which reflect Engine No. 1's current views with respect to, among other things, Engine No. 1's operations and performance. You can identify these forward-looking statements by the use of words such as "anticipate" "approximately," "believe," "continue," "estimate," "expect," "intend," "may," "outlook," "plan," "potential," "predict," "seek," "should," or "will," or the negative version of these words or other comparable words. Forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause actual outcomes or results to differ materially from those indicated in these statements. Engine No. 1 undertakes no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.

Distributed by Foreside Financial Services, LLC.

Shareholder Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 (February 3, 2022 for Engine No. 1 Transform Climate ETF) until April 30, 2022.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the tables for the Funds are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
Engine No. 1 Transform 500 ETF
Actual	$1,000.00	$885.79	0.05%	$0.23
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25
	Beginning Account Value 2/3/2022*	Ending Account Value 4/30/2022	Annualized Expense Ratios for the Period	Expenses Paid During the Period(b)
Engine No. 1 Transform Climate ETF
Actual	$1,000.00	$966.35	0.75%	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,010.13	0.75%	$1.80

*  The Fund commenced investment operations on February 3, 2022.

(a)  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (the number of days in the one-half year period, then divided by 365).

(b)  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 87/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments) April 30, 2022 (Unaudited)

Engine No. 1 Transform 500 ETF (VOTE)

†  Represents less than 0.05%.

Engine No. 1 Transform Climate ETF (NETZ)

Schedule of Investments Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.5%
Boeing Co.*	4,820	$717,409
General Dynamics Corp.	2,027	479,446
HEICO Corp.	373	52,679
HEICO Corp., Class A	658	76,749
L3Harris Technologies, Inc.	1,725	400,649
Lockheed Martin Corp.	2,131	920,848
Northrop Grumman Corp.	1,291	567,265
Raytheon Technologies Corp.	13,121	1,245,314
TransDigm Group, Inc.*	464	275,992
		4,736,351
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,491	147,713
FedEx Corp.	2,143	425,900
United Parcel Service, Inc., Class B	6,411	1,153,852
		1,727,465
Airlines - 0.2%
Delta Air Lines, Inc.*	5,629	242,216
Southwest Airlines Co.*	5,205	243,177
United Airlines Holdings, Inc.*	2,843	143,572
		628,965
Auto Components - 0.1%
Aptiv plc*	2,379	253,126
Automobiles - 2.4%
Ford Motor Co.	34,588	489,766
General Motors Co.*	12,775	484,300
Lucid Group, Inc.*††	4,914	88,845
Tesla, Inc.*	7,361	6,409,665
		7,472,576
Banks - 3.6%
Bank of America Corp.	62,506	2,230,214
Citigroup, Inc.	17,447	841,120
Citizens Financial Group, Inc.	4,353	171,508
Fifth Third Bancorp	6,007	225,443
First Republic Bank	1,577	235,320
Huntington Bancshares, Inc.	12,637	166,177
JPMorgan Chase & Co.	25,986	3,101,688
KeyCorp	8,164	157,647
M&T Bank Corp.	1,576	262,625
PNC Financial Services Group, Inc. (The)	3,694	613,573
Regions Financial Corp.	8,278	171,520
Signature Bank	551	133,480
SVB Financial Group*	516	251,622
Truist Financial Corp.	11,736	567,436
Investments	Shares	Value
US Bancorp	11,877	$576,747
Wells Fargo & Co.	34,171	1,490,881
		11,197,001
Beverages - 1.7%
Brown-Forman Corp., Class B	1,610	108,578
Coca-Cola Co.	34,183	2,208,564
Constellation Brands, Inc., Class A	1,445	355,600
Keurig Dr Pepper, Inc.	6,478	242,277
Monster Beverage Corp.*	3,304	283,087
PepsiCo, Inc.	12,165	2,088,852
		5,286,958
Biotechnology - 2.2%
AbbVie, Inc.	15,546	2,283,396
Alnylam Pharmaceuticals, Inc.*	1,057	141,036
Amgen, Inc.	4,953	1,154,990
Biogen, Inc.*	1,292	268,012
BioMarin Pharmaceutical, Inc.*	1,614	131,299
Exact Sciences Corp.*	1,527	84,061
Gilead Sciences, Inc.	11,029	654,461
Horizon Therapeutics plc*	1,995	196,627
Incyte Corp.*	1,651	123,759
Moderna, Inc.*	3,102	416,940
Regeneron Pharmaceuticals, Inc.*	938	618,245
Seagen, Inc.*	1,180	154,592
Vertex Pharmaceuticals, Inc.*	2,239	611,740
		6,839,158
Building Products - 0.3%
Carrier Global Corp.	7,524	287,943
Johnson Controls International plc	6,180	369,997
Masco Corp.	2,108	111,071
Trane Technologies plc	2,052	287,054
		1,056,065
Capital Markets - 3.0%
Ameriprise Financial, Inc.	975	258,853
Bank of New York Mellon Corp. (The)	6,501	273,432
BlackRock, Inc., Class A	1,254	783,349
Blackstone, Inc.	6,192	628,921
Carlyle Group, Inc. (The)	1,223	44,383
Charles Schwab Corp. (The)	13,219	876,816
CME Group, Inc., Class A	3,159	692,895
Coinbase Global, Inc., Class A*	259	29,192
Goldman Sachs Group, Inc. (The)	2,985	911,887
Intercontinental Exchange, Inc.	4,941	572,217
KKR & Co., Inc.	5,145	262,241
MarketAxess Holdings, Inc.	334	88,046
Moody's Corp.	1,422	450,035
Morgan Stanley	12,462	1,004,312
MSCI, Inc., Class A	714	300,773

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
Nasdaq, Inc.	1,030	$162,091
Northern Trust Corp.	1,826	188,169
Raymond James Financial, Inc.	1,643	160,127
S&P Global, Inc.	3,115	1,172,797
State Street Corp.	3,220	215,643
T Rowe Price Group, Inc.	2,013	247,680
		9,323,859
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,950	456,437
Albemarle Corp.	1,029	198,422
Celanese Corp., Class A	950	139,593
CF Industries Holdings, Inc.	1,884	182,428
Corteva, Inc.	6,390	368,639
Dow, Inc.	6,467	430,056
DuPont de Nemours, Inc.	4,504	296,949
Eastman Chemical Co.	1,133	116,325
Ecolab, Inc.	2,193	371,363
FMC Corp.	1,114	147,650
International Flavors & Fragrances, Inc.	2,240	271,712
Linde plc	4,507	1,406,003
LyondellBasell Industries NV, Class A	2,311	245,035
Mosaic Co.	3,257	203,302
PPG Industries, Inc.	2,086	266,987
Sherwin-Williams Co.	2,120	582,914
		5,683,815
Commercial Services & Supplies - 0.4%
Cintas Corp.	775	307,877
Copart, Inc.*	1,877	213,321
Republic Services, Inc., Class A	1,835	246,385
Rollins, Inc.	1,988	66,678
Waste Management, Inc.	3,385	556,629
		1,390,890
Communications Equipment - 0.8%
Arista Networks, Inc.*	1,974	228,135
Cisco Systems, Inc. (Delaware)	37,083	1,816,325
Motorola Solutions, Inc.	1,485	317,330
		2,361,790
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	548	194,113
Vulcan Materials Co.	1,167	201,062
		395,175
Consumer Finance - 0.6%
Ally Financial, Inc.	2,971	118,721
American Express Co.	5,408	944,831
Capital One Financial Corp.	3,638	453,368
Discover Financial Services	2,530	284,524
Synchrony Financial	4,579	168,553
		1,969,997
Investments	Shares	Value
Containers & Packaging - 0.3%
Amcor plc	13,296	$157,691
Avery Dennison Corp.	729	131,657
Ball Corp.	2,847	231,062
Crown Holdings, Inc.	1,108	121,924
International Paper Co.	3,402	157,445
		799,779
Distributors - 0.1%
Genuine Parts Co.	1,251	162,692
Pool Corp.	353	143,043
		305,735
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	3,264	162,417
Berkshire Hathaway, Inc., Class B*	16,103	5,198,531
		5,360,948
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	62,795	1,184,314
Verizon Communications, Inc.	36,916	1,709,211
		2,893,525
Electric Utilities - 1.6%
American Electric Power Co., Inc.	4,430	439,057
Avangrid, Inc.	614	27,231
Duke Energy Corp.	6,764	745,122
Edison International	3,342	229,896
Entergy Corp.	1,764	209,651
Eversource Energy	3,023	264,210
Exelon Corp.	8,615	403,010
FirstEnergy Corp.	5,016	217,243
NextEra Energy, Inc.	17,252	1,225,237
PG&E Corp.*	13,260	167,739
PPL Corp.	6,606	187,016
Southern Co.	9,317	683,775
Xcel Energy, Inc.	4,737	347,033
		5,146,220
Electrical Equipment - 0.5%
AMETEK, Inc.	2,036	257,065
Eaton Corp. plc	3,503	508,006
Emerson Electric Co.	5,222	470,920
Generac Holdings, Inc.*	554	121,537
Plug Power, Inc.*	4,565	95,956
Rockwell Automation, Inc.	1,020	257,723
		1,711,207
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	5,265	376,447
CDW Corp.	1,193	194,674
Cognex Corp.	1,552	104,962
Corning, Inc.	6,568	231,128

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
Keysight Technologies, Inc.*	1,611	$225,975
TE Connectivity Ltd.	2,863	357,245
Teledyne Technologies, Inc.*	411	177,367
Trimble, Inc.*	2,206	147,140
Zebra Technologies Corp., Class A*	466	172,262
		1,987,200
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	7,961	246,950
Halliburton Co.	7,898	281,327
Schlumberger NV	12,341	481,422
		1,009,699
Entertainment - 1.3%
Activision Blizzard, Inc.	6,849	517,784
Electronic Arts, Inc.	2,474	292,056
Live Nation Entertainment, Inc.*	1,187	124,493
Netflix, Inc.*	3,904	743,165
Roku, Inc., Class A*	1,036	96,244
Take-Two Interactive Software, Inc.*	1,016	121,422
Walt Disney Co.*	16,010	1,787,197
Warner Bros Discovery, Inc.*	19,441	352,854
		4,035,215
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	1,280	233,165
American Tower Corp.	4,004	965,044
AvalonBay Communities, Inc.	1,229	279,573
Boston Properties, Inc.	1,251	147,118
Crown Castle International Corp.	3,800	703,798
Digital Realty Trust, Inc.	2,494	364,423
Duke Realty Corp.	3,351	183,467
Equinix, Inc.	792	569,511
Equity Residential	3,004	244,826
Essex Property Trust, Inc.	574	189,001
Extra Space Storage, Inc.	1,177	223,630
Healthpeak Properties, Inc.	4,744	155,651
Invitation Homes, Inc.	5,243	208,776
Mid-America Apartment Communities, Inc.	1,014	199,434
Prologis, Inc.	6,508	1,043,166
Public Storage	1,342	498,553
Realty Income Corp.	4,977	345,205
SBA Communications Corp., Class A	957	332,184
Simon Property Group, Inc.	2,891	341,138
Sun Communities, Inc.	1,020	179,081
Ventas, Inc.	3,510	194,981
VICI Properties, Inc.	7,411	220,922
Welltower, Inc.	3,826	347,439
Weyerhaeuser Co.	6,571	270,857
		8,440,943
Investments	Shares	Value
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	3,899	$2,073,176
Kroger Co.	5,879	317,231
Sysco Corp.	4,462	381,412
Walgreens Boots Alliance, Inc.	6,298	267,035
Walmart, Inc.	12,440	1,903,196
		4,942,050
Food Products - 1.0%
Archer-Daniels-Midland Co.	4,921	440,724
Campbell Soup Co.	1,781	84,099
Conagra Brands, Inc.	4,217	147,300
General Mills, Inc.	5,304	375,152
Hershey Co.	1,279	288,760
Hormel Foods Corp.	2,482	130,032
J M Smucker Co.	954	130,631
Kellogg Co.	2,250	154,125
Kraft Heinz Co.	6,239	265,969
McCormick & Co., Inc.	2,196	220,852
Mondelez International, Inc., Class A	12,206	787,042
Tyson Foods, Inc., Class A	2,573	239,701
		3,264,387
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	15,549	1,764,812
ABIOMED, Inc.*	400	114,632
Align Technology, Inc.*	645	186,992
Baxter International, Inc.	4,400	312,664
Becton Dickinson & Co.	2,503	618,717
Boston Scientific Corp.*	12,525	527,428
Cooper Cos, Inc. (The)	434	156,691
Dexcom, Inc.*	852	348,110
Edwards Lifesciences Corp.*	5,489	580,626
Hologic, Inc.*	2,197	158,162
IDEXX Laboratories, Inc.*	746	321,138
Insulet Corp.*	606	144,828
Intuitive Surgical, Inc.*	3,146	752,838
Medtronic plc	11,822	1,233,744
ResMed, Inc.	1,287	257,361
STERIS plc	881	197,388
Stryker Corp.	2,951	711,958
Teleflex, Inc.	413	117,961
Zimmer Biomet Holdings, Inc.	1,837	221,818
		8,727,868
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp., Class A	1,324	200,308
Anthem, Inc.	2,135	1,071,621
Cardinal Health, Inc.	2,438	141,526
Centene Corp.*	5,129	413,141
Cigna Corp.	2,839	700,608

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
CVS Health Corp.	11,541	$1,109,437
HCA Healthcare, Inc.	2,106	451,842
Humana, Inc.	1,130	502,353
Laboratory Corp. of America Holdings*	819	196,789
McKesson Corp.	1,317	407,756
Molina Healthcare, Inc.*	514	161,113
Quest Diagnostics, Inc.	1,047	140,130
UnitedHealth Group, Inc.	8,282	4,211,812
		9,708,436
Health Care Technology - 0.2%
Cerner Corp.	2,588	242,340
Teladoc Health, Inc.*	1,408	47,534
Veeva Systems, Inc., Class A*	1,223	222,525
		512,399
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	3,050	467,291
Booking Holdings, Inc.*	361	797,921
Caesars Entertainment, Inc.*	1,877	124,408
Carnival Corp.*	7,113	123,055
Chipotle Mexican Grill, Inc., Class A*	247	359,536
Darden Restaurants, Inc.	1,120	147,538
Domino's Pizza, Inc.	320	108,160
Expedia Group, Inc.*	1,322	231,020
Hilton Worldwide Holdings, Inc.*	2,450	380,461
Las Vegas Sands Corp.*	3,019	106,963
Marriott International, Inc., Class A*	2,404	426,758
McDonald's Corp.	6,571	1,637,229
MGM Resorts International	3,309	135,801
Royal Caribbean Cruises Ltd.*	1,972	153,284
Starbucks Corp.	10,112	754,760
Yum! Brands, Inc.	2,540	297,205
		6,251,390
Household Durables - 0.2%
DR Horton, Inc.	2,836	197,357
Garmin Ltd.	1,335	146,503
Lennar Corp., Class A	2,300	175,927
Lennar Corp., Class B	134	8,737
NVR, Inc.*	29	126,910
		655,434
Household Products - 1.5%
Church & Dwight Co., Inc.	2,129	207,705
Clorox Co.	1,081	155,091
Colgate-Palmolive Co.	7,412	571,095
Kimberly-Clark Corp.	2,963	411,353
Procter & Gamble Co.	21,078	3,384,073
		4,729,317
Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	5,859	$119,641
Industrial Conglomerates - 0.8%
3M Co.	5,022	724,273
General Electric Co.	9,664	720,451
Honeywell International, Inc.	6,031	1,167,059
		2,611,783
Insurance - 2.0%
Aflac, Inc.	5,278	302,324
Allstate Corp. (The)	2,468	312,301
American International Group, Inc.	7,301	427,182
Aon plc, Class A	1,889	544,013
Arch Capital Group Ltd.*	3,396	155,095
Arthur J Gallagher & Co.	1,832	308,674
Brown & Brown, Inc.	2,062	127,803
Chubb Ltd.	3,787	781,825
Cincinnati Financial Corp.	1,319	161,789
Hartford Financial Services Group, Inc. (The)	2,944	205,874
Markel Corp.*	120	162,394
Marsh & McLennan Cos, Inc.	4,439	717,786
MetLife, Inc.	6,169	405,180
Principal Financial Group, Inc.	2,138	145,683
Progressive Corp. (The)	5,140	551,830
Prudential Financial, Inc.	3,322	360,470
Travelers Cos, Inc. (The)	2,120	362,647
Willis Towers Watson plc	1,073	230,545
		6,263,415
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	2,645	6,036,392
Alphabet, Inc., Class C*	2,442	5,614,964
Match Group, Inc.*	2,491	197,163
Meta Platforms, Inc., Class A*	20,305	4,070,543
Pinterest, Inc., Class A*	5,002	102,641
Snap, Inc., Class A*	9,514	270,768
Twitter, Inc.*	7,033	344,758
ZoomInfo Technologies, Inc., Class A*	2,657	125,942
		16,763,171
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	3,848	9,564,704
DoorDash, Inc., Class A*	1,424	115,956
eBay, Inc.	5,501	285,612
Etsy, Inc.*	1,114	103,814
MercadoLibre, Inc.*	408	397,241
Wayfair, Inc., Class A*	684	52,627
		10,519,954

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
IT Services - 4.8%
Accenture plc, Class A	5,558	$1,669,401
Akamai Technologies, Inc.*	1,428	160,336
Automatic Data Processing, Inc.	3,692	805,521
Block, Inc., Class A*	4,405	438,474
Broadridge Financial Solutions, Inc.	1,026	147,877
Cloudflare, Inc., Class A*	2,441	210,268
Cognizant Technology Solutions Corp., Class A	4,614	373,273
EPAM Systems, Inc.*	499	132,230
Fidelity National Information Services, Inc.	5,351	530,552
Fiserv, Inc.*	5,224	511,534
FleetCor Technologies, Inc.*	715	178,407
Gartner, Inc.*	724	210,358
Global Payments, Inc.	2,503	342,861
GoDaddy, Inc., Class A*	1,463	118,225
International Business Machines Corp.	7,885	1,042,476
Mastercard, Inc., Class A	7,589	2,757,690
MongoDB, Inc., Class A*	587	208,344
Okta, Inc., Class A*	1,307	155,938
Paychex, Inc.	2,822	357,632
PayPal Holdings, Inc.*	10,244	900,755
Snowflake, Inc., Class A*	2,073	355,395
SS&C Technologies Holdings, Inc.	1,943	125,634
Twilio, Inc., Class A*	1,483	165,829
VeriSign, Inc.*	850	151,887
Visa, Inc., Class A	14,583	3,108,074
		15,158,971
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	2,642	315,111
Avantor, Inc.*	5,352	170,622
Bio-Rad Laboratories, Inc., Class A*	190	97,291
Danaher Corp.	5,595	1,405,072
Illumina, Inc.*	1,375	407,894
IQVIA Holdings, Inc.*	1,680	366,223
Mettler-Toledo International, Inc.*	202	258,061
PerkinElmer, Inc.	1,110	162,737
Thermo Fisher Scientific, Inc.	3,465	1,915,869
Waters Corp.*	537	162,722
West Pharmaceutical Services, Inc.	652	205,419
		5,467,021
Machinery - 1.5%
Caterpillar, Inc.	4,757	1,001,538
Cummins, Inc.	1,252	236,866
Deere & Co.	2,466	931,037
Dover Corp.	1,267	168,891
Fortive Corp.	3,153	181,298
IDEX Corp.	669	126,990
Illinois Tool Works, Inc.	2,511	494,943
Investments	Shares	Value
Ingersoll Rand, Inc.	3,582	$157,465
Otis Worldwide Corp.	3,733	271,912
PACCAR, Inc.	3,054	253,635
Parker-Hannifin Corp.	1,130	306,027
Stanley Black & Decker, Inc.	1,433	172,175
Westinghouse Air Brake Technologies Corp.	1,643	147,722
Xylem, Inc./NY	1,587	127,754
		4,578,253
Media - 0.9%
Charter Communications, Inc., Class A*	1,048	449,058
Comcast Corp., Class A	39,776	1,581,493
Fox Corp., Class A	2,772	99,348
Fox Corp., Class B	1,286	42,747
Liberty Broadband Corp., Class A*	205	22,070
Liberty Broadband Corp., Class C*	1,245	139,216
Liberty Media Corp.-Liberty SiriusXM	686	28,695
Liberty Media Corp.-Liberty SiriusXM*	1,400	58,632
Omnicom Group, Inc.	1,838	139,927
Paramount Global, Class B	5,338	155,443
Sirius XM Holdings, Inc.	7,998	47,988
		2,764,617
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	12,911	523,541
Newmont Corp.	7,007	510,460
Nucor Corp.	2,392	370,234
Southern Copper Corp.	751	46,765
		1,451,000
Multiline Retail - 0.6%
Dollar General Corp.	2,039	484,324
Dollar Tree, Inc.*	1,979	321,489
Target Corp.	4,213	963,302
		1,769,115
Multi-Utilities - 0.8%
Ameren Corp.	2,267	210,604
CMS Energy Corp.	2,544	174,747
Consolidated Edison, Inc.	3,113	288,700
Dominion Energy, Inc.	7,121	581,358
DTE Energy Co.	1,704	223,292
Public Service Enterprise Group, Inc.	4,448	309,848
Sempra Energy	2,807	452,938
WEC Energy Group, Inc.	2,774	277,539
		2,519,026
Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy, Inc.	2,072	281,398
Chevron Corp.	16,950	2,655,557
ConocoPhillips	11,449	1,093,608

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
Continental Resources, Inc.	515	$28,619
Coterra Energy, Inc.	7,150	205,849
Devon Energy Corp.	5,538	322,145
Diamondback Energy, Inc.	1,498	189,093
EOG Resources, Inc.	5,142	600,380
Exxon Mobil Corp.	37,227	3,173,601
Hess Corp.	2,421	249,532
Kinder Morgan, Inc.	17,136	311,018
Marathon Oil Corp.	6,849	170,677
Marathon Petroleum Corp.	5,091	444,241
Occidental Petroleum Corp.	7,802	429,812
ONEOK, Inc.	3,920	248,254
Phillips 66	4,112	356,757
Pioneer Natural Resources Co.	1,997	464,243
Valero Energy Corp.	3,593	400,548
Williams Cos, Inc. (The)	10,686	366,423
		11,991,755
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,044	539,739
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	19,166	1,442,625
Catalent, Inc.*	1,574	142,541
Elanco Animal Health, Inc.*	4,161	105,315
Eli Lilly & Co.	6,982	2,039,652
Johnson & Johnson	23,148	4,177,288
Merck & Co., Inc.	22,210	1,969,805
Pfizer, Inc.	49,352	2,421,703
Royalty Pharma plc, Class A	3,131	133,318
Viatris, Inc.	10,640	109,911
Zoetis, Inc., Class A	4,160	737,360
		13,279,518
Professional Services - 0.4%
CoStar Group, Inc.*	3,472	220,889
Equifax, Inc.	1,073	218,377
Jacobs Engineering Group, Inc.	1,135	157,254
Leidos Holdings, Inc.	1,233	127,628
TransUnion	1,683	147,296
Verisk Analytics, Inc., Class A	1,416	288,935
		1,160,379
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	2,941	244,221
Zillow Group, Inc., Class A*	323	12,484
Zillow Group, Inc., Class C*	1,461	58,177
		314,882
Road & Rail - 1.1%
CSX Corp.	19,507	669,870
JB Hunt Transport Services, Inc.	740	126,429
Lyft, Inc., Class A*	2,634	85,868
Investments	Shares	Value
Norfolk Southern Corp.	2,108	$543,611
Old Dominion Freight Line, Inc.	819	229,418
Uber Technologies, Inc.*	14,671	461,843
Union Pacific Corp.	5,600	1,312,025
		3,429,064
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.*	14,375	1,229,350
Analog Devices, Inc.	4,620	713,236
Applied Materials, Inc.	7,807	861,502
Broadcom, Inc.	3,631	2,012,989
Enphase Energy, Inc.*	1,179	190,291
Entegris, Inc.	1,192	132,777
Intel Corp.	35,808	1,560,870
KLA Corp.	1,325	423,020
Lam Research Corp.	1,227	571,488
Marvell Technology, Inc.	7,419	430,896
Microchip Technology, Inc.	4,885	318,502
Micron Technology, Inc.	9,847	671,467
Monolithic Power Systems, Inc.	382	149,836
NVIDIA Corp.	21,982	4,077,001
NXP Semiconductors NV	2,339	399,735
ON Semiconductor Corp.*	3,790	197,497
Qorvo, Inc.*	955	108,660
QUALCOMM, Inc.	9,910	1,384,327
Skyworks Solutions, Inc.	1,443	163,492
SolarEdge Technologies, Inc.*	462	115,689
Teradyne, Inc.	1,432	151,019
Texas Instruments, Inc.	8,121	1,382,600
		17,246,244
Software - 9.6%
Adobe, Inc.*	4,147	1,642,004
ANSYS, Inc.*	768	211,730
AppLovin Corp., Class A*	314	11,979
Autodesk, Inc.*	1,934	366,068
Bill.com Holdings, Inc.*	809	138,104
Cadence Design Systems, Inc.*	2,438	367,772
Ceridian HCM Holding, Inc.*	1,201	67,412
Crowdstrike Holdings, Inc., Class A*	1,831	363,930
Datadog, Inc., Class A*	2,260	272,963
DocuSign, Inc., Class A*	1,739	140,859
Fortinet, Inc.*	1,194	345,078
HubSpot, Inc.*	395	149,875
Intuit, Inc.	2,490	1,042,688
Microsoft Corp.	65,920	18,294,117
Oracle Corp.	13,851	1,016,663
Palantir Technologies, Inc., Class A*	14,090	146,536
Palo Alto Networks, Inc.*	868	487,191
Paycom Software, Inc.*	423	119,062
PTC, Inc.*	929	106,101

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
RingCentral, Inc., Class A*	722	$61,262
Roper Technologies, Inc.	928	436,086
Salesforce, Inc.*	8,660	1,523,639
ServiceNow, Inc.*	1,759	840,978
Splunk, Inc.*	1,396	170,340
Synopsys, Inc.*	1,349	386,880
Trade Desk, Inc. (The), Class A*	3,832	225,781
Tyler Technologies, Inc.*	360	142,096
UiPath, Inc., Class A*	2,332	41,580
Unity Software, Inc.*	1,439	95,564
VMware, Inc., Class A	1,772	191,447
Workday, Inc., Class A*	1,698	350,977
Zendesk, Inc.*	1,071	130,705
Zoom Video Communications, Inc., Class A*	1,918	190,975
Zscaler, Inc.*	703	142,526
		30,220,968
Specialty Retail - 2.1%
AutoZone, Inc.*	181	353,940
Bath & Body Works, Inc.	2,267	119,902
Best Buy Co., Inc.	1,901	170,957
Burlington Stores, Inc.*	585	119,083
CarMax, Inc.*	1,421	121,893
Carvana Co., Class A*	875	50,715
Home Depot, Inc. (The)	9,182	2,758,274
Lowe's Cos, Inc.	5,925	1,171,550
O'Reilly Automotive, Inc.*	593	359,684
Ross Stores, Inc.	3,108	310,085
TJX Cos, Inc. (The)	10,487	642,643
Tractor Supply Co.	1,001	201,651
Ulta Beauty, Inc.*	476	188,877
		6,569,254
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	136,322	21,491,163
Dell Technologies, Inc., Class C	2,548	119,781
Hewlett Packard Enterprise Co.	11,359	175,042
HP, Inc.	9,523	348,827
NetApp, Inc.	1,954	143,131
Seagate Technology Holdings plc	1,771	145,293
Western Digital Corp.*	2,746	145,730
		22,568,967
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*	1,035	367,042
NIKE, Inc., Class B	11,224	1,399,633
VF Corp.	2,838	147,576
		1,914,251
Investments	Shares	Value
Tobacco - 0.7%
Altria Group, Inc.	16,034	$891,009
Philip Morris International, Inc.	13,625	1,362,500
		2,253,509
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,063	280,035
United Rentals, Inc.*	636	201,307
WW Grainger, Inc.	380	190,011
		671,353
Water Utilities - 0.1%
American Water Works Co., Inc.	1,595	245,758
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	5,164	635,895
Total Common Stocks (Cost $340,870,465)		313,832,446
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio – Institutional Class, 0.23%†††† (Cost $94,800)	94,800	94,800
Total Investments - 99.9% (Cost $340,965,265)		$313,927,246
Other Assets Less Liabilities – 0.1%		145,477
Net Assets - 100.0%		$314,072,723

*  Non-income producing security.

†  Represents less than 0.05%.

††  The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $86,784, collateralized in the form of cash with a value of $94,800 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $94,800.

†††  The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $94,800.

††††  7-day net yield.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2022 (Unaudited)

Futures Contract Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	11	6/17/2022	USD	$227,013	$(17,190)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$313,832,446	$–	$–	$313,832,446
Money Market Fund	94,800	–	–	94,800
Total Investments	$313,927,246	$–	$–	$313,927,246
Other Financial Instruments
Liabilities
Futures Contracts**	$(17,190)	$–	$–	$(17,190)
Total Other Financial Instruments	$(17,190)	$–	$–	$(17,190)

*  Please refer to the Schedule of Investments to view securities segregated by industry type.

**  Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments Engine No. 1 Transform Climate ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 93.0%
Automobiles - 19.5%
Ford Motor Co.	418,030	$5,919,305
General Motors Co.*	194,237	7,363,524
Tesla, Inc.*	3,320	2,890,923
		16,173,752
Chemicals - 16.1%
Albemarle Corp.	34,919	6,733,430
CF Industries Holdings, Inc.	14,984	1,450,901
Livent Corp.*	137,460	2,936,146
Sociedad Quimica y Minera de Chile S.A. ADR	30,390	2,242,782
		13,363,259
Commercial Services & Supplies - 5.2%
Republic Services, Inc., Class A	32,164	4,318,660
Electrical Equipment - 6.2%
GrafTech International Ltd.	157,274	1,428,048
Rockwell Automation, Inc.	14,773	3,732,694
		5,160,742
Food & Staples Retailing - 3.2%
Walmart, Inc.	17,318	2,649,481
Food Products - 8.6%
Archer-Daniels-Midland Co.	68,755	6,157,698
Bunge Ltd.	8,793	994,664
		7,152,362
Machinery - 10.6%
AGCO Corp.	27,688	3,527,451
Deere & Co.	13,976	5,276,639
		8,804,090
Metals & Mining - 6.1%
Alcoa Corp.	74,120	5,025,336
Oil, Gas & Consumable Fuels - 4.7%
Occidental Petroleum Corp.	15,023	827,617
Shell plc ADR	56,804	3,035,038
		3,862,655
Road & Rail - 8.2%
Canadian Pacific Railway Ltd.	51,476	3,769,072
Union Pacific Corp.	12,826	3,005,004
		6,774,076
Semiconductors & Semiconductor Equipment - 4.6%
First Solar, Inc.*	52,654	3,845,322
Total Common Stocks (Cost $80,307,138)		77,129,735
Investments	Value
Total Investments - 93.0% (Cost $80,307,138)	$77,129,735
Other Assets Less Liabilities – 7.0%	5,808,619
Net Assets - 100.0%	$82,938,354

*  Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of April 30, 2022:

United States	82.1%
Canada	4.5%
United Kingdom	3.7%
Chile	2.7%
Other(1)	7.0%
Total	100.0%

(1)  Includes cash and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform Climate ETF

April 30, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$77,129,735	$–	$–	$77,129,735
Total Investments	$77,129,735	$–	$–	$77,129,735

*  Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	Engine No. 1 Transform 500 ETF		Engine No. 1 Transform Climate ETF
ASSETS:
Investments in securities at value (Note 2)	$313,927,246	(1)	$77,129,735
Cash	54,179		6,231,981
Segregated cash balance with broker for future contracts	29,247		—
Receivables:
Dividends and interest	241,924		53,356
Securities lending income	74		—
Reclaims	1,846		1,026
Total Assets	314,254,516		83,416,098
LIABILITIES:
Payables:
Investments securities purchased	56,061		422,961
Management fees (Note 3)	13,742		54,783
Unrealized depreciation on future contracts	17,190		—
Collateral on securities loaned at value (Note 2)	94,800		—
Total Liabilities	181,793		477,744
NET ASSETS	$314,072,723		$82,938,354
NET ASSETS CONSIST OF:
Paid-in capital	$340,923,993		$85,249,925
Total distributable earnings	(26,851,270)		(2,311,571)
NET ASSETS	$314,072,723		$82,938,354
Shares outstanding	6,540,000		1,720,000
Net asset value, per share	$48.02		$48.22
Investment in securities at cost	$340,965,265		$80,307,138

(1) Includes securities on loan with market value $86,784.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

	Engine No. 1 Transform 500 ETF	Engine No. 1 Transform Climate ETF*
INVESTMENT INCOME:
Dividend income	$1,982,439	$216,381
Securities lending income (Note 2)	2,305	—
Other income	404	588
Foreign withholding tax on dividends	(222)	(2,569)
Total Income	1,984,926	214,400
EXPENSES:
Management fees (Note 3)	72,556	139,139
Total Expenses	72,556	139,139
Net Investment Income(1)	1,912,370	75,261
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(1,262,943)	(3,921,570)
In-kind redemptions of investments	1,012,516	4,786,421
Expiration or closing of futures contracts	20,270	—
Net realized gain (loss)	(230,157)	864,851
Change in unrealized depreciation on:
Investments in securities	(40,251,490)	(3,177,403)
Future contracts	(26,015)	—
Change in unrealized depreciation	(40,277,505)	(3,177,403)
Net realized and unrealized loss on investments	(40,507,662)	(2,312,552)
Net Decrease in Net Assets Resulting From Operations	$(38,595,292)	$(2,237,291)

*  The Fund commenced investment operations on February 3, 2022.

(1)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Engine No. 1 Transform 500 ETF*		Engine No. 1 Transform Climate ETF**
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021	For the Period Ended April 30, 2022 (Unaudited)
OPERATIONS:
Net investment income(1)	$1,912,370	$701,745	$75,261
Net realized gain (loss) on investments	(230,157)	143,069	864,851
Net change in unrealized appreciation (depreciation) on investments	(40,277,505)	13,222,296	(3,177,403)
Net increase (decrease) in net assets resulting from operations	(38,595,292)	14,067,110	(2,237,291)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,535,002)	(467,032)	(74,280)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	125,143,204	225,011,715	106,981,164
Cost of shares redeemed	(6,374,475)	(3,277,505)	(21,731,239)
Net increase in net assets from capital transactions	118,768,729	221,734,210	85,249,925
Increase in net assets	78,638,435	235,334,288	82,938,354
NET ASSETS:
Beginning of period	235,434,288	100,000 (2)	—
End of period	$314,072,723	$235,434,288	$82,938,354
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,320,000	2,000 (2)	—
Shares sold	2,340,000	4,380,000	2,140,001
Shares redeemed	(120,000)	(62,000)	(420,001)
Shares outstanding, end of period	6,540,000	4,320,000	1,720,000

*  The Fund commenced investment operations on June 22, 2021.

**  The Fund commenced investment operations on February 3, 2022.

(1)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(2)  Beginning capital of $100,000 was contributed by Fund Management at Engine No. 1 LLC, investment adviser to the Fund, in exchange for 2,000 Shares of the Fund in connection with the seeding of the Trust. The Shares were redeemed by the adviser on the commencement of investment operations on June 22, 2021.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform 500 ETF

For a share outstanding throughout the periods presented.

	For the Period Ended April 30, 2022 (Unaudited)		For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period	$54.50		$50.18	(2)
Net investment income(3)	0.35		0.22
Net realized and unrealized gain (loss) on investments	(6.55)		4.23
Total gain (loss) from investment operations	(6.20)		4.45
Distributions to shareholders:
Net investment income	(0.28)		(0.13)
Total distributions	(0.28)		(0.13)
Net asset value, end of period	$48.02		$54.50
Market value, end of period (Unaudited)	$48.07		$54.49
Total Return at Net Asset Value(4)	(11.42)%		8.87%
Total Return at Market Value(4)	(11.32)%		8.86%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$314,073		$235,434
Ratio to average net assets of:
Expenses	0.05	%(5)	0.05	%(5)
Net investment income(6)	1.32	%(5)	1.15	%(5)
Portfolio turnover rate(7)	2%		1%

(1)  Commencement of investment operations on June 22, 2021.

(2)  The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statements of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, June 22, 2021, to when the initial basket was created.

(3)  Based on average daily shares outstanding.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform Climate ETF

For a share outstanding throughout the period presented.

	For the Period February 3, 2022 through April 30, 2022(1) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$49.94
Net investment income(2)	0.05
Net realized and unrealized loss on investments	(1.73)
Total loss from investment operations	(1.68)
Distributions to shareholders:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$48.22
Market value, end of period (Unaudited)	$48.22
Total Return at Net Asset Value(3)	(3.37)%
Total Return at Market Value(3)	(3.36)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$82,938
Ratio to average net assets of:
Expenses	0.75	%(4)
Net investment income(5)	0.41	%(4)
Portfolio turnover rate(6)	81%

(1)  Commencement of investment operations on February 3, 2022.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements April 30, 2022 (Unaudited)

1. Organization

The Engine No. 1 ETF Trust (the "Trust") is a Delaware statutory trust organized on October 26, 2020 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of two investment portfolios, Engine No. 1 Transform 500 ETF (the "Transform 500 ETF") and Engine No. 1 Transform Climate ETF (the "Transform Climate ETF") (each a "Fund" and collectively, the "Funds"). The Transform 500 ETF is a diversified management investment company and the Transform Climate ETF is a non-diversified management investment company under the 1940 Act. The Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM. The Transform Climate ETF's investment objective is long-term growth of capital. The Transform Climate ETF seeks to achieve its investment objective by investing in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. There can be no assurance that the Funds will achieve their respective investment objectives.

Fund Management at Engine No. 1 LLC (the "Adviser") is the investment adviser to the Funds.

The Trust's fiscal and tax reporting period end is October 31.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, "Financial Services — Investment Companies."

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The NAV of each Fund's shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund's shares outstanding.

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust's valuation guidelines, which were approved by the Board of Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund's security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund's securities or other assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission and must be executed through the futures commission merchant ("FCM"). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market."

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the Transform 500 ETF involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. For both Funds, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2022

Engine No.1 Transform 500 ETF

	Asset Derivatives		Liabilities Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*	Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$(17,190	)*

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$20,270	$(26,015)

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds' securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

The following table summarizes each Fund's securities lending agreements by counterparty which are subject to rights of offset as of April 30, 2022:

Engine No. 1 Transform 500 ETF

Counterparty	Value of Securities on Loan	Cash Collateral Received(a)	Fair Value on Non-Cash Collateral Received	Net Exposure(b)
HSBC Bank plc	$86,784	$86,784	$—	$—

(a)  Collateral with a value of $94,800 has been received in connection with securities lending agreements. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund and is calculated based on prior day's prices.

(b)  Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

The table below represents the disaggregation at April 30, 2022 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements as of April 30, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Engine No. 1 Transform 500 ETF
Securities Lending Transactions Money Market Fund	$94,800	$—	$—	$—	$94,800
Total borrowings					$94,800
Gross amount of recognized liabilities for securities lending transactions					$94,800

Engine No. 1 Transform Climate ETF did not have any securities lending agreements as of April 30, 2022.

Investment Transactions

Investment transactions are accounted for as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on the accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. Management and Other Agreements

Management

The Adviser, located at 710 Sansome Street, San Francisco, CA 94111, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the "Investment Advisory Agreement"), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund's average daily net assets, at the annual rate of 0.05% for the Transform 500 ETF and 0.75% for the Transform Climate ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser hereunder; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. ("BBH"), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

BBH has entered into an agreement with State Street Corporation ("State Street") under which State Street will acquire BBH's Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals. BBH and State Street are committed to providing uninterrupted service and a seamless transition.

Distribution and Fund Officers

Foreside Financial Services, LLC (the "Distributor"), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Legal Counsel

Ropes & Gray, located at 191 North Wacker Drive, 32nd Floor, Chicago, Illinois 60606 serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the Trust's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Board of Trustees

The Trust pays each Independent Trustee an annual retainer of $20,000 per calendar year (paid in quarterly increments) for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board's policy on travel and other business expenses relating to attendance at meetings. The Chair of the Audit Committee and Nominating Committee are each paid an additional annual retainer of $5,000 per calendar year (paid in quarterly increments). These retainers are paid by the Adviser from the management fees it receives from the Funds.

4. Creation and Redemption Transactions

The Funds offer, issue and redeem shares ("Shares") at NAV only in aggregations of a specified number of Shares (each a "Creation Unit"). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) ("Deposit Instruments"), together with the deposit of a specified cash payment ("Cash Component"). Shares of each Fund will be listed and trade on Cboe BZX Exchange, Inc. (the "Exchange" or "Cboe BZX"), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor ("Authorized Participants"), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

On October 11, 2021, the Creation Unit size for the Transform 500 ETF increased from 20,000 to 60,000 shares.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Engine No. 1 Transform 500 ETF	$5,639,016	$5,034,588
Engine No. 1 Transform Climate ETF	$63,525,500	$64,459,985

For the period ended April 30, 2022, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
Engine No. 1 Transform 500 ETF	$124,948,386	$6,380,779
Engine No. 1 Transform Climate ETF	$102,540,218	$22,181,580

6. Federal Income Tax

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax position is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended October 31, 2021.

At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Engine No. 1 Transform 500 ETF	$340,996,630	$13,141,963	$(40,228,537)	$(27,086,574)
Engine No. 1 Transform Climate ETF	$80,307,138	$982,693	$(4,160,096)	$(3,177,403)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Engine No. 1 Transform 500 ETF	$(139,971)	$—	$(139,971)
Engine No. 1 Transform Climate ETF	$—	$—	$—

7. Related Parties

At April 30, 2022, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

8. Indemnification Obligations

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Investment Risks

Principal Investment Risks: Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds' prospectuses, any of which may adversely affect a Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The Transform Climate ETF is actively managed, which means that investment decisions are made based on the Adviser's investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds' investments more than the market as a whole, to the extent that the Funds' investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Funds and their investments and could impact each Fund's ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to each Fund's NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The Funds' prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Notes to Financial Statements (continued) April 30, 2022 (Unaudited)

10. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, require funds to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds' financial statements.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended ("Rule 2a-5"), which is intended to address valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.

11. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds' financial statements.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The Engine No. 1 ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC's website at www.sec.gov. In addition, each Fund's full portfolio holdings are updated daily and available on the Funds' website at etf.engine1.com.

Proxy Voting Policies and Procedures. A description of Fund Management at Engine No.1 LLC's proxy voting policies and procedures, which are applicable to the funds in the Engine No. 1 ETF Trust, is available on the Funds' website at etf.engine1.com and on the SEC's website at www.sec.gov.

Proxy Voting Record. The Engine No. 1 ETF Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the funds in Engine No. 1 ETF Trust and such funds' net asset value can be found on our website, etf.engine1.com.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at www.sec.gov.

Board Approval of Investment Advisory Agreement (Unaudited)

Engine No.1 ETF Trust (the "Trust"), on behalf of the Engine No.1 Transform 500 ETF ("Transform 500 ETF") and Engine No.1 Transform Climate ETF ("Transform Climate ETF") (collectively, the "Funds"), and Fund Management at Engine No. 1 LLC ("Adviser" or "Engine No. 1"), have entered into an investment advisory agreement ("Advisory Agreement").

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that the Advisory Agreement be approved initially, as well as renewed annually thereafter after an initial two-year period, by the Trust's Board of Trustees ("Board") and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement ("Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of any approvals or renewals of the Advisory Agreement, the Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Advisory Agreement.

At a virtual meeting held on February 23, 2021 (the "February Meeting") the Board, including all of the Independent Trustees, approved the Advisory Agreement for Transform 500 ETF for an initial two-year period. In voting its approval of the Advisory Agreement at the February Meeting, the Board relied on an order issued by the Securities and Exchange Commission ("SEC") in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act. In connection with their consideration and approval of the Advisory Agreement, the Trustees requested and evaluated, with the advice of counsel, information furnished by the Adviser that was reasonably necessary to make a reasonable business judgment regarding the terms of the Advisory Agreement.

At a virtual meeting held on May 24, 2021 (the "May Meeting") the Board, including all of the Independent Trustees, approved an amended Schedule A of the Advisory Agreement dated February 23, 2021, related to Transform Climate ETF, for an initial two-year period (the "Amended Advisory Agreement"). In voting its approval of the Amended Schedule A to the Advisory Agreement at the May Meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act. In connection with their consideration and approval of the Amendment to Schedule A of the Advisory Agreement, the Trustees requested and evaluated, with the advice of counsel, information furnished by the Adviser that was reasonably necessary to make a reasonable business judgment regarding the terms of the Amended Advisory Agreement.

In each instance, Independent Trustees' Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on a fund's trustees, with special emphasis on the independent trustees, to exercise good faith business judgment when deciding on whether to enter into or renew an investment advisory contract. Independent Trustees' Counsel also noted the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. The Independent Trustees' Counsel discussed the specific factors the Trustees should consider in evaluating an investment advisory contract and summarized the activities of the Independent Trustees leading up to both the February Meeting and the May Meeting in their consideration of the proposed Advisory Agreement and the Amended Advisory Agreement, respectively. In voting to approve the Advisory Agreement and the Amended Advisory Agreement, the Independent Trustees considered whether the approval would be in the best interests of the respective Funds and its shareholders, an evaluation based on several factors including those discussed below.

Materials Reviewed. In considering the approval of the proposed Advisory Agreement and the Amended Advisory Agreement, the Board took into account and discussed materials and information relating to: (i) the nature, extent and quality of services to be provided by the Adviser to the Funds; (ii) the fees and expenses to be borne by the Funds; and (iii) the profitability to be realized by the Adviser from the relationship with the Funds. The Board reviewed information relating to, among other things, proposed operations, including the compliance programs of the Adviser, valuation, and other information related to personnel of Engine No. 1 that would be providing investment management services to the Funds. Among other things, the Board noted the Adviser's limited operating history, as well as the Adviser's limited performance history with respect to the management of investment vehicles with similar structures and strategies as the Funds. They also reviewed comparative fee information and information regarding personnel who would be providing investment management services to the Funds. Independent Trustees' Counsel reminded the Board of its earlier discussion regarding its responsibilities with respect to the approval of the Advisory Agreement.

Review Process. In connection with the approval of the Advisory Agreement and Amended Advisory Agreement, the Board reviewed written materials provided by Engine No. 1, which included, among other things, comparative fee and expense data. The Board also requested and received assistance and advice from counsel to the Independent Trustees regarding applicable legal standards. The Board also heard oral presentations on matters related to the Advisory Agreement. In deciding to approve the Advisory Agreement and the Amended Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board noted that Engine No. 1 was a recently formed investment adviser with no assets under management but noted the overall financial strength and stability of Engine No. 1, and its parent company, as well as the Adviser's commitment to its guiding management principles. The Board considered the background information on the key investment personnel

Board Approval of Investment Advisory Agreement (Unaudited) (concluded)

who would be responsible for servicing the Funds, considering their education and noting the investment team's diverse financial industry experience. The Board considered Engine No. 1's research, analysis and portfolio construction, which utilized both top-down and bottom-up fundamental and quantitative research. The Board observed that the Transform 500 ETF would be a passively-managed ETF and Engine No. 1 would have the responsibility to track the Transform 500 ETF's benchmark to the best of its ability, recognizing that an index, unlike Transform 500 ETF, does not have expenses. With respect to the Transform Climate ETF, the Board observed that the Fund would be an actively-managed ETF and Engine No. 1 would have the responsibility to manage the Fund's investments to create long-term growth of capital to the best of its ability.

The Board also considered the various additional services that Engine No. 1 would provide under the proposed Advisory Agreement, including its total value framework and its strategic plan related to active engagement of portfolio companies. The Board noted Engine No. 1's efforts to attract qualified personnel and to develop other types of resources and systems. The Board considered its review of Engine No. 1's policies, procedures and systems as described at the February Meeting to assure compliance with applicable laws and regulations, and its intended processes to keep the Board informed about matters relevant to the Fund and its shareholders. For each Fund, the Board concluded that the nature, extent and quality of services proposed to be provided by Engine No. 1 under the Advisory Agreement and Amended Advisory Agreement were likely to benefit each Fund and its respective shareholders.

Performance. The Trustees observed that both Funds were new Funds with less than a full calendar year of operations for investors to evaluate. The Trustees observed that both of the Funds were not operational and without historical performance. The Board considered the manner in which Engine No. 1 proposed to manage the Funds. After discussion, the Trustees concluded that Engine No. 1 was qualified to manage both an index fund and an actively managed fund, and should be allowed the opportunity to manage the Funds, subject to the ongoing supervision of the Board.

Fees and Expenses. With respect to the Transform 500 ETF, the Trustees noted that the Fund's proposed annual advisory fee was at the low end of the range of funds included in the peer group provided by Engine No. 1. The Board considered a number of factors, including the type and complexity of the services proposed to be provided by the Adviser to the Fund, the cost of providing services, the risk assumed by Engine No. 1 in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in Transform 500 ETF. With respect to the Transform Climate ETF, the Trustees noted that the proposed annual advisory fee was at the median of the thematic funds universe provided by Engine No. 1. Engine No. 1 reported to the Board that, in proposing fees and expenses for the Fund, Engine No. 1 considered a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by Engine No. 1 in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in Transform Climate ETF.

The Board reviewed the proposed advisory fee schedule for the Funds. The Board noted that Engine No. 1 will be responsible for all other costs, except for those specified in the Advisory Agreement and Amended Advisory Agreement, associated with managing and operating the Funds and that Engine No. 1 intends to pay all distribution costs out of its own profits. The Board considered how these arrangements would affect the expenses borne by each Fund's shareholders. The Board noted that the total expense ratio was reasonable when taking into account the unitary fee arrangement. Based on these factors, the Trustees concluded that each Fund's proposed advisory fee was not unreasonable.

Economies of Scale. The Trustees reasoned that based on estimated assets over the initial two-year term of the proposed Advisory Agreement, it was premature to make a determination about economies of scale.

Profitability. The Board considered the estimated profits to be realized by Engine No. 1 in connection with the operation of the Funds. The Board also considered the Funds' estimated operating expenses and the expected impact on Engine No. 1's profitability. The Board noted that Engine No. 1 did not expect to be profitable with respect to the Funds during the first two years of operations. The Board noted that despite the lack of profitability with respect to its management of the Funds, Engine No.1 has the financial resources to deliver high quality advisory services to the Funds for the foreseeable future. The Board considered whether Engine No. 1 or any of its affiliates might receive other benefits as a result of its proposed relationship with the Trust or the Funds. The Board considered that Engine No. 1 was not affiliated with any of the Funds' proposed service providers, and therefore, would not benefit from those contractual relationships. The Trustees determined that the estimated profits of Engine No. 1, in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from Engine No. 1 as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Amended Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the Advisory Agreement and the Amended Advisory Agreement were each in the best interests of future shareholders of the Funds.

General Information (Unaudited)

Investment Adviser

Fund Management at Engine No. 1 LLC
710 Sansome Street
San Francisco, CA 94111

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Ropes & Gray LLP
191 North Wacker Drive
Chicago, IL 60606

ENGINE NO.1

TRANSFORM ETFs

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

Engine No. 1 LLP | 710 Sansome Street San Francisco CA 94111 | etf@engine1.com | etf.engine1.com

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR

(a)(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engine No. 1 ETF Trust

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title: President (Principal Executive Officer)
Date: June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title: President (Principal Executive Officer)
Date: June 29, 2022

By: (Signature and Title)

/s/ Joshua Hunter
Joshua Hunter
Title: Treasurer (Principal Financial Officer)
Date: June 29, 2022